Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 40.4%
Banks - 3.1%
Bank of America Corp.	30,500	$ 1,210,240
JPMorgan Chase & Co.	5,650	1,191,359
U.S. Bancorp	30,100	1,376,473
		3,778,072
Beverages - 1.1%
PepsiCo, Inc.	7,600	1,292,380
Biotechnology - 1.1%
AbbVie, Inc.	7,100	1,402,108
Capital Markets - 5.0%
BlackRock, Inc.	1,850	1,756,593
CME Group, Inc.	7,800	1,721,070
Morgan Stanley	18,400	1,918,016
Northern Trust Corp.	7,900	711,237
		6,106,916
Chemicals - 0.9%
Air Products & Chemicals, Inc.	3,500	1,042,090
Electric Utilities - 1.8%
NextEra Energy, Inc.	26,500	2,240,045
Food Products - 0.7%
Hershey Co.	4,750	910,955
Ground Transportation - 1.2%
Union Pacific Corp.	5,800	1,429,584
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	9,900	1,128,699
Medtronic PLC	21,000	1,890,630
		3,019,329
Hotels, Restaurants & Leisure - 1.2%
McDonald's Corp.	2,400	730,824
Starbucks Corp.	7,113	693,446
		1,424,270
Household Products - 1.6%
Colgate-Palmolive Co.	10,300	1,069,243
Procter & Gamble Co.	4,750	822,700
		1,891,943
Industrial Conglomerates - 1.4%
Honeywell International, Inc.	8,175	1,689,854
IT Services - 0.5%
Accenture PLC, Class A	1,575	556,731
Machinery - 1.3%
Caterpillar, Inc.	1,525	596,458
Cummins, Inc.	2,925	947,086
		1,543,544
Media - 1.3%
Comcast Corp., Class A	39,400	1,645,738
Oil, Gas & Consumable Fuels - 4.0%
Chevron Corp.	8,900	1,310,703
	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	8,700	$ 915,936
EOG Resources, Inc.	12,950	1,591,944
Exxon Mobil Corp.	9,200	1,078,424
		4,897,007
Pharmaceuticals - 1.5%
Johnson & Johnson	10,950	1,774,557
Professional Services - 2.4%
Automatic Data Processing, Inc.	7,450	2,061,639
Paychex, Inc.	6,475	868,880
		2,930,519
Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc.	3,200	736,544
Texas Instruments, Inc.	8,900	1,838,473
		2,575,017
Specialized REITs - 1.2%
American Tower Corp.	6,550	1,523,268
Specialty Retail - 2.9%
Home Depot, Inc.	4,850	1,965,220
Lowe's Cos., Inc.	5,925	1,604,786
		3,570,006
Trading Companies & Distributors - 1.6%
Fastenal Co.	26,700	1,906,914
Total Common Stocks (Cost $40,598,611)		49,150,847

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 23.3%
Federal Home Loan Banks
6.05%, 11/21/2031	$ 200,000	200,267
Federal Home Loan Mortgage Corp.
2.00%, 03/01/2041 - 12/01/2051	1,558,129	1,340,801
2.50%, 02/01/2032 - 01/01/2052	2,440,527	2,172,020
3.00%, 09/01/2042 - 08/01/2052	1,746,934	1,604,450
3.50%, 11/01/2040 - 05/01/2052	1,882,987	1,773,265
4.00%, 04/01/2033 - 03/01/2047	155,617	154,431
4.50%, 02/01/2025 - 12/01/2052	457,959	458,202
5.00%, 11/01/2052 - 02/01/2053	2,055,232	2,056,110
5.50%, 01/01/2037 - 02/01/2054	1,501,015	1,530,467
6.00%, 09/01/2053	638,936	656,362
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.98%, 11/25/2025	126,396	125,257
3.12%, 06/25/2027	750,000	733,609
3.35%, 01/25/2028	400,000	393,105
Federal Home Loan Mortgage Corp. REMICS
5.00%, 07/15/2036	68,068	70,254
Federal National Mortgage Association
2.50%, 06/01/2031 - 04/01/2052	3,288,965	2,953,564
3.00%, 12/01/2028 - 01/01/2049	2,029,772	1,901,559
3.50%, 12/01/2031 - 08/01/2052	2,259,138	2,132,701
Transamerica Series Trust

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
4.00%, 02/01/2035 - 05/01/2052	$ 2,913,137	$ 2,819,069
4.50%, 05/01/2038 - 07/01/2053	1,998,318	1,983,754
5.00%, 10/01/2052 - 12/01/2052	1,276,219	1,277,766
5.50%, 10/01/2052 - 05/01/2054	1,004,489	1,019,935
Federal National Mortgage Association REMICS
1.38%, 09/25/2027	177,736	171,544
3.50%, 04/25/2031	95,461	93,785
Federal National Mortgage Association-ACES
3.21% (A), 11/25/2027	410,591	401,406
Government National Mortgage Association
3.50%, 12/15/2042	29,898	28,748
4.00%, 12/15/2039	3,820	3,760
4.50%, 08/15/2040	1,572	1,586
Government National Mortgage Association REMICS
4.50%, 03/16/2065	250,000	245,380
Total U.S. Government Agency Obligations (Cost $29,190,363)		28,303,157
CORPORATE DEBT SECURITIES - 17.1%
Aerospace & Defense - 0.2%
BAE Systems PLC
5.30%, 03/26/2034 (B)	250,000	259,600
Banks - 4.0%
Bank of America Corp.
Fixed until 06/14/2028, 2.09% (A), 06/14/2029	300,000	276,863
Fixed until 03/08/2032, 3.85% (A), 03/08/2037	250,000	230,906
Citigroup, Inc.
Fixed until 05/24/2032, 4.91% (A), 05/24/2033	200,000	201,328
Fixed until 09/19/2034, 5.41% (A), 09/19/2039	150,000	149,367
Fifth Third Bancorp
Fixed until 04/25/2032, 4.34% (A), 04/25/2033	200,000	191,994
Fixed until 07/27/2028, 6.34% (A), 07/27/2029	100,000	106,230
Goldman Sachs Group, Inc.
Fixed until 10/21/2026, 1.95% (A), 10/21/2027	300,000	285,979
Huntington Bancshares, Inc.
Fixed until 08/15/2031, 2.49% (A), 08/15/2036	300,000	244,105
JPMorgan Chase & Co.
Fixed until 01/23/2034, 5.34% (A), 01/23/2035	250,000	261,052
Mitsubishi UFJ Financial Group, Inc.
Fixed until 02/22/2030, 5.48% (A), 02/22/2031	250,000	262,070
Morgan Stanley
Fixed until 01/18/2034, 5.47% (A), 01/18/2035	250,000	261,124
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
PNC Bank NA
2.70%, 10/22/2029	$ 125,000	$ 114,444
PNC Financial Services Group, Inc.
Fixed until 10/20/2033, 6.88% (A), 10/20/2034	250,000	285,973
Royal Bank of Canada
5.15%, 02/01/2034	175,000	181,767
State Street Corp.
Fixed until 11/01/2029, 3.03% (A), 11/01/2034	125,000	115,485
Toronto-Dominion Bank
4.46%, 06/08/2032	250,000	248,089
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (A), 01/26/2034	200,000	202,100
Fixed until 06/08/2033, 5.87% (A), 06/08/2034	300,000	318,669
U.S. Bancorp
Fixed until 02/01/2033, 4.84% (A), 02/01/2034	225,000	224,636
Fixed until 01/23/2029, 5.38% (A), 01/23/2030	125,000	129,728
UBS Group AG
Fixed until 08/05/2026, 4.70% (A), 08/05/2027 (B)	200,000	200,497
Wells Fargo & Co.
Fixed until 01/22/2029, 5.20% (A), 01/23/2030	125,000	128,773
Fixed until 07/25/2028, 5.57% (A), 07/25/2029	250,000	259,982
		4,881,161
Beverages - 0.1%
Keurig Dr. Pepper, Inc.
3.80%, 05/01/2050	200,000	161,442
Biotechnology - 0.2%
Amgen, Inc.
5.65%, 03/02/2053	75,000	78,792
Royalty Pharma PLC
2.20%, 09/02/2030	200,000	175,069
		253,861
Building Products - 0.3%
Carrier Global Corp.
3.58%, 04/05/2050	34,000	26,766
6.20%, 03/15/2054	98,000	113,015
Vulcan Materials Co.
3.50%, 06/01/2030	275,000	262,970
		402,751
Capital Markets - 0.2%
Goldman Sachs BDC, Inc.
2.88%, 01/15/2026	200,000	195,053
Chemicals - 0.3%
LYB International Finance III LLC
3.63%, 04/01/2051	200,000	148,572
Transamerica Series Trust

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Nutrien Ltd.
5.80%, 03/27/2053	$ 250,000	$ 264,481
		413,053
Commercial Services & Supplies - 0.4%
Quanta Services, Inc.
2.90%, 10/01/2030	300,000	275,900
Textron, Inc.
2.45%, 03/15/2031	250,000	218,447
		494,347
Communications Equipment - 0.2%
AT&T, Inc.
2.25%, 02/01/2032	200,000	171,496
4.75%, 05/15/2046	75,000	69,851
		241,347
Consumer Staples Distribution & Retail - 0.2%
Lowe's Cos., Inc.
3.00%, 10/15/2050	150,000	101,832
Tractor Supply Co.
5.25%, 05/15/2033	100,000	103,979
		205,811
Containers & Packaging - 0.1%
WRKCo, Inc.
3.90%, 06/01/2028	125,000	122,626
Diversified REITs - 0.3%
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	200,000	176,969
Weyerhaeuser Co.
3.38%, 03/09/2033	200,000	182,667
		359,636
Electric Utilities - 1.1%
Berkshire Hathaway Energy Co.
1.65%, 05/15/2031	200,000	169,028
DTE Electric Co.
5.40%, 04/01/2053 (C)	250,000	262,209
Duke Energy Corp.
3.75%, 09/01/2046	250,000	197,651
Interstate Power & Light Co.
3.50%, 09/30/2049	225,000	168,294
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/2028	400,000	368,673
PECO Energy Co.
3.05%, 03/15/2051	250,000	176,829
		1,342,684
Electronic Equipment, Instruments & Components - 0.2%
Vontier Corp.
1.80%, 04/01/2026	200,000	191,483
Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (B)	292,000	288,672
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services - 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.63%, 10/15/2027	$ 250,000	$ 251,295
Air Lease Corp.
2.88%, 01/15/2026	250,000	244,851
American Express Co.
Fixed until 10/30/2030, 6.49% (A), 10/30/2031	250,000	276,220
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (B)	350,000	336,668
Capital One Financial Corp.
Fixed until 05/10/2027, 4.93% (A), 05/10/2028	200,000	202,323
Fixed until 06/08/2028, 6.31% (A), 06/08/2029	200,000	210,567
Jefferies Financial Group, Inc.
2.63%, 10/15/2031	250,000	216,689
6.20%, 04/14/2034	100,000	106,949
KKR Group Finance Co. VIII LLC
3.50%, 08/25/2050 (B)	250,000	183,003
Synchrony Financial
3.70%, 08/04/2026	100,000	98,113
		2,126,678
Food Products - 0.2%
J M Smucker Co.
6.20%, 11/15/2033 (C)	250,000	276,294
Health Care Equipment & Supplies - 0.2%
GE HealthCare Technologies, Inc.
5.60%, 11/15/2025	250,000	252,663
Health Care Providers & Services - 0.7%
Cigna Group
4.38%, 10/15/2028	50,000	50,172
4.90%, 12/15/2048	100,000	94,073
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/2030 (B)	350,000	310,990
Humana, Inc.
5.38%, 04/15/2031	150,000	155,209
UnitedHealth Group, Inc.
3.70%, 08/15/2049	250,000	200,879
		811,323
Health Care REITs - 0.3%
Healthpeak OP LLC
3.25%, 07/15/2026	150,000	147,406
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	225,000	204,882
		352,288
Insurance - 1.2%
Aflac, Inc.
4.75%, 01/15/2049	250,000	234,710
American International Group, Inc.
4.75%, 04/01/2048	100,000	94,662
Transamerica Series Trust

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Athene Holding Ltd.
6.25%, 04/01/2054	$ 125,000	$ 132,899
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	200,000	168,564
Empower Finance 2020 LP
3.08%, 09/17/2051 (B)	350,000	236,650
Five Corners Funding Trust II
2.85%, 05/15/2030 (B)	250,000	230,854
Liberty Mutual Group, Inc.
3.95%, 05/15/2060 (B)	100,000	73,583
Old Republic International Corp.
3.85%, 06/11/2051	250,000	189,192
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050 (B)	200,000	146,022
		1,507,136
IT Services - 0.4%
Dell International LLC/EMC Corp.
3.45%, 12/15/2051	250,000	182,910
8.35%, 07/15/2046	19,000	25,669
HP, Inc.
2.65%, 06/17/2031	250,000	220,906
		429,485
Oil, Gas & Consumable Fuels - 2.9%
Devon Energy Corp.
5.20%, 09/15/2034 (C)	400,000	397,802
Diamondback Energy, Inc.
5.40%, 04/18/2034	295,000	300,891
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029	250,000	233,727
Enbridge, Inc.
5.70%, 03/08/2033	125,000	131,636
Energy Transfer LP
5.25%, 04/15/2029	100,000	102,767
6.55%, 12/01/2033	250,000	276,025
Exxon Mobil Corp.
4.11%, 03/01/2046	225,000	200,306
Kinder Morgan, Inc.
5.55%, 06/01/2045	350,000	345,495
Marathon Petroleum Corp.
3.80%, 04/01/2028	175,000	171,965
4.70%, 05/01/2025	200,000	199,782
MPLX LP
2.65%, 08/15/2030	400,000	359,722
Phillips 66
4.65%, 11/15/2034	100,000	97,573
Valero Energy Corp.
4.00%, 06/01/2052	100,000	77,414
6.63%, 06/15/2037	250,000	280,090
Valero Energy Partners LP
4.50%, 03/15/2028	400,000	401,056
		3,576,251
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Passenger Airlines - 0.2%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028 (B)	$ 250,000	$ 249,597
Pharmaceuticals - 0.2%
Pfizer Investment Enterprises Pte. Ltd.
5.30%, 05/19/2053	200,000	206,637
Retail REITs - 0.2%
Realty Income Corp.
4.85%, 03/15/2030	200,000	204,747
Semiconductors & Semiconductor Equipment - 0.0% (D)
Broadcom, Inc.
3.19%, 11/15/2036 (B)	9,000	7,612
Software - 0.6%
Fiserv, Inc.
3.50%, 07/01/2029	200,000	193,110
Intuit, Inc.
5.20%, 09/15/2033	100,000	105,385
Oracle Corp.
3.95%, 03/25/2051	250,000	200,883
VMware LLC
2.20%, 08/15/2031	250,000	214,555
		713,933
Technology Hardware, Storage & Peripherals - 0.2%
CDW LLC/CDW Finance Corp.
5.10%, 03/01/2030	204,000	206,909
		206,909
Total Corporate Debt Securities (Cost $21,862,739)		20,735,080
U.S. GOVERNMENT OBLIGATIONS - 12.5%
U.S. Treasury - 12.5%
U.S. Treasury Bonds
2.00%, 02/15/2050	700,000	455,438
2.75%, 08/15/2042 - 11/15/2042	1,800,000	1,478,399
3.00%, 05/15/2047	750,000	612,891
3.75%, 08/15/2041	250,000	240,791
4.13%, 08/15/2053	1,255,000	1,248,039
4.38%, 05/15/2041	500,000	521,289
4.63%, 05/15/2044	715,000	757,006
U.S. Treasury Notes
2.38%, 05/15/2027	1,250,000	1,211,719
2.63%, 02/15/2029	2,350,000	2,258,295
2.88%, 05/15/2028	1,250,000	1,219,482
3.88%, 11/30/2029	1,000,000	1,012,383
4.00%, 02/29/2028 - 02/15/2034	2,400,000	2,435,271
4.13%, 11/15/2032	250,000	256,924
4.38%, 05/15/2034	100,000	104,609
4.63%, 06/15/2027 - 09/30/2028	1,300,000	1,344,027
Total U.S. Government Obligations (Cost $15,911,481)		15,156,563
Transamerica Series Trust

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES - 3.0%
Bunker Hill Loan Depositary Trust
Series 2020-1, Class A1, 1.72% (A), 02/25/2055 (B)	$ 56,488	$ 55,004
CIM Trust
Series 2021-J2, Class A4, 2.50% (A), 04/25/2051 (B)	261,955	235,864
FREMF Mortgage Trust
Series 2014-K41, Class B, 3.98% (A), 11/25/2047 (B)	180,000	179,319
Series 2015-K44, Class B, 3.84% (A), 01/25/2048 (B)	410,000	406,982
Series 2020-K106, Class B, 3.68% (A), 03/25/2053 (B)	250,000	234,838
GCAT Trust
Series 2021-NQM1, Class A1, 0.87% (A), 01/25/2066 (B)	136,725	118,489
GS Mortgage-Backed Securities Corp. Trust
Series 2020-PJ6, Class A2, 2.50% (A), 05/25/2051 (B)	152,800	127,897
JPMorgan Mortgage Trust
Series 2021-1, Class A3, 2.50% (A), 06/25/2051 (B)	441,989	374,917
Series 2021-3, Class A3, 2.50% (A), 07/25/2051 (B)	204,877	172,614
Series 2021-6, Class A4, 2.50% (A), 10/25/2051 (B)	536,540	480,358
Series 2024-5, Class A4, 6.00% (A), 11/25/2054 (B)	236,463	240,094
JPMorgan Wealth Management
Series 2020-ATR1, Class A3, 3.00% (A), 02/25/2050 (B)	102,262	90,438
PSMC Trust
Series 2021-1, Class A11, 2.50% (A), 03/25/2051 (B)	312,697	281,179
RCKT Mortgage Trust
Series 2021-6, Class A5, 2.50% (A), 12/25/2051 (B)	314,285	280,167
Sequoia Mortgage Trust
Series 2013-7, Class A2, 3.00% (A), 06/25/2043	192,842	173,934
Wells Fargo Mortgage-Backed Securities Trust
Series 2021-INV2, Class A2, 2.50% (A), 09/25/2051 (B)	192,420	161,994
Total Mortgage-Backed Securities (Cost $4,033,254)		3,614,088
ASSET-BACKED SECURITIES - 2.2%
Carmax Auto Owner Trust
Series 2022-3, Class A4, 4.06%, 02/15/2028	203,000	202,176
Chesapeake Funding II LLC
Series 2023-1A, Class A1, 5.65%, 05/15/2035 (B)	324,659	327,461
CNH Equipment Trust
Series 2023-A, Class A3, 4.81%, 08/15/2028	500,000	503,558
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Dell Equipment Finance Trust
Series 2023-2, Class A2, 5.84%, 01/22/2029 (B)	$ 83,283	$ 83,447
Enterprise Fleet Financing LLC
Series 2022-4, Class A2, 5.76%, 10/22/2029 (B)	196,389	198,077
Series 2023-1, Class A2, 5.51%, 01/22/2029 (B)	159,882	160,734
Hertz Vehicle Financing III LLC
Series 2022-1A, Class A, 1.99%, 06/25/2026 (B)	250,000	246,166
Hertz Vehicle Financing LLC
Series 2021-1A, Class A, 1.21%, 12/26/2025 (B)	125,000	124,261
Honda Auto Receivables Owner Trust
Series 2021-3, Class A3, 0.41%, 11/18/2025	98,713	97,981
JPMorgan Chase Bank NA - CACLN
Series 2021-2, Class B, 0.89%, 12/26/2028 (B)	10,711	10,664
Series 2021-3, Class C, 0.86%, 02/26/2029 (B)	36,090	35,590
LAD Auto Receivables Trust
Series 2023-2A, Class A2, 5.93%, 06/15/2027 (B)	87,982	88,237
Santander Revolving Auto Loan Trust
Series 2019-A, Class C, 3.00%, 01/26/2032 (B)	350,000	348,441
Towd Point HE Trust
Series 2021-HE1, Class A1, 0.92% (A), 02/25/2063 (B)	66,945	64,909
Towd Point Mortgage Trust
Series 2024-CES1, Class A1A, 5.85% (A), 01/25/2064 (B)	262,039	264,669
Total Asset-Backed Securities (Cost $2,744,967)		2,756,371
MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
Massachusetts - 0.0% (D)
University of Massachusetts Building Authority, Revenue Bonds,
6.57%, 05/01/2039	35,000	35,045
Oregon - 0.2%
Hillsboro School District No. 1J, General Obligation Limited,
4.36%, 06/30/2034	200,000	198,856
Total Municipal Government Obligations (Cost $236,129)		233,901

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.96% (E)	284,668	284,668
Total Other Investment Company (Cost $284,668)		284,668
Transamerica Series Trust

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp.,
2.10% (E), dated 09/30/2024, to be
repurchased at $1,486,308 on 10/01/2024.
Collateralized by a U.S. Government
Obligation, 0.75%, due 04/30/2026, and
with a value of $1,516,108.
$ 1,486,221	$ 1,486,221
Total Repurchase Agreement (Cost $1,486,221)	1,486,221
Total Investments (Cost $116,348,433)	121,720,896
Net Other Assets (Liabilities) - (0.2)%	(261,750)
Net Assets - 100.0%	$ 121,459,146
INVESTMENT VALUATION:

Valuation Inputs (F)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$49,150,847	$—	$—	$49,150,847
U.S. Government Agency Obligations	—	28,303,157	—	28,303,157
Corporate Debt Securities	—	20,735,080	—	20,735,080
U.S. Government Obligations	—	15,156,563	—	15,156,563
Mortgage-Backed Securities	—	3,614,088	—	3,614,088
Asset-Backed Securities	—	2,756,371	—	2,756,371
Municipal Government Obligations	—	233,901	—	233,901
Other Investment Company	284,668	—	—	284,668
Repurchase Agreement	—	1,486,221	—	1,486,221
Total Investments	$49,435,515	$72,285,381	$—	$121,720,896
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Floating or variable rate security. The rate disclosed is as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the total value of 144A securities is $7,916,558, representing 6.5% of the
Portfolio's net assets.

(C)
All or a portion of the security is on loan. The total value of the securities on loan is $940,074, collateralized by cash collateral of $284,668 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $675,003. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Rate disclosed reflects the yield at September 30, 2024.
(F)
There were no transfers in or out of Level 3 during the period ended September 30, 2024. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica Madison Diversified Income VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica Madison Diversified Income VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Transamerica Series Trust

Transamerica Madison Diversified Income VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust